SCHEDULE OF MINIMUM LEASE PAYMENTS (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Leases
2026	$ 475,902
2027	59,307
Less: Amounts representing interest	(13,628)
Total lease liabilities	521,581	$ 687,902
Less: current portion of lease liabilities	463,064	336,046
Non-current portion of lease liabilities	$ 58,517	$ 351,856